LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2020
LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE
Schedule of Long-term Debt

	December 31,
	2020	2019
France term loan	4,394	351
Japanese term loan (YEN)	900	617
Germany term loan	193	438
USA term loan	180	—
Malaysia term loan	8	13
Total long term debt	5,675	1,420
Less current portion	(4,532)	(462)
Total long-term portion	1,143	957

Schedule of Long-term Debt Instruments

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly instalment
EDAP Technomed Co. Ltd	50,000,000	April 2, 2025	1.8%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly instalment
EDAP Technomed Co. Ltd	40,000,000	April 15, 2020	2.91%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	400,000	April 30, 2023	2.40%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	136,500	December 31, 2022	2.25%	Monthly instalment

Initial	Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	450,000	November 30, 2020	2.49%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	218,000	April 1, 2025	0.99%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 11, 2021	0.25%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2021	0.25%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment

Initial	Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED SDN BHD	90,000	July 31, 2022	4.64%	Monthly instalment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED INC	221,217	May 14, 2022	1%	Monthly instalment

Schedule of Long-term Debt and Financial Instrument Maturities

2021	4,532
2022	504
2023	228
2024	200
2025 and thereafter	210
Total	5,675